Subsequent events (Details Textual)	Jul. 31, 2002	Dec. 31, 2013 2014 Incentive Plan [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,400,000	2,500,000